Fees Summary	Jun. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 760,000
Previously Paid Amount	0.00
Total Fee Amount	116.36
Total Offset Amount	0.00
Net Fee	116.36
Narrative - Max Aggregate Offering Price	$ 760,000
Final Prospectus	true